Income Taxes (Details) - Schedule of Net Loss for the Years - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of Net Loss for the Years [Line Items]
Net Loss	$ (33,323,555)	$ 1,961,799	$ (46,620,619)	$ (9,409,208)	$ (15,638,589)	$ (35,200,039)
Domestic [Member]
Schedule of Net Loss for the Years [Line Items]
Net Loss					(9,557,067)	(27,041,252)
Foreign [Member]
Schedule of Net Loss for the Years [Line Items]
Net Loss					$ (6,081,522)	$ (8,158,787)